Notes to consolidated statements of cash flows - Summary of proceeds from disposal of long-term assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to consolidated statements of cash flows
Net book value	€ 1,545	€ 3,824	€ 879
Net gain on disposals (Note 9)	2,934	9,079	3,564
Total proceeds from disposal of long-term assets	€ 4,479	€ 12,903	€ 4,443